Note 9 - Capital Stock (Details) - Summary of Options Outstanding (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 4.64	$ 5.20	$ 5.64
Options Outstanding	716,065	402,833	270,833
Options Exercisable	660,866
Non-Vested Options	55,199
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 5.64
Options Outstanding	270,833
Average Remaining Contractual Lives	1 year 292 days
Options Exercisable	270,833
Range Seven [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 4.00
Options Outstanding	445,232
Average Remaining Contractual Lives	8 years 6 months
Options Exercisable	390,033
Non-Vested Options	55,199